Summary of Relative Fair Values of Assets Acquired and Liabilities Assumed (Detail) - USD ($)		Sep. 30, 2023 [1]	Dec. 31, 2022		Jun. 01, 2022
Assets Acquired:
Buildings		$ 23,696,536	$ 298,341,568
Intangible assets	[2]				$ 15,688,002
Total assets acquired	[3]	$ 23,696,536	308,795,566
Liabilities assumed:
Total liabilities assumed	[4]				2,143,313
SSGT II Merger Agreement
Assets Acquired:
Land					21,111,616
Buildings			228,359,718		201,026,974
Site improvements					6,221,128
Construction in process					252,925
Intangible assets	[5]				15,688,002
Investments in real estate joint ventures					7,394,539
Cash and cash equivalents, and restricted cash					10,759,283
Other assets					847,359
Total assets acquired			$ 236,092,680	[3],[6]	263,301,826
Liabilities assumed:
Total liabilities assumed	[4]				2,143,313
Total net assets acquired					$ 261,158,513

[1]	This property commenced formal operations in October of 2023.
[2]	Approximately $8.0 million of the intangible assets acquired relates to the value of a purchase and sale agreement for the acquisition of a property in San Gabriel, CA that we assumed in the SSGT II Merger. The remainder of the intangible asset relates to value ascribed to the in-place leases on the properties acquired.
[3]	The allocations noted above are based on a determination of the relative fair value of the total consideration provided and represent the amount paid including capitalized acquisition costs.
[4]	Liabilities assumed represents accounts payable and other liabilities.
[5]	Approximately $8.0 million of the intangible assets acquired related to the intrinsic value of a purchase and sale agreement for the acquisition of a property in San Gabriel, CA that we assumed in the SSGT II Merger and acquired on July 13, 2023. The remainder of the intangible asset relates to value ascribed to the in-place leases on the properties acquired.
[6]	This acquisition consisted of ten properties, three in Florida, one in Wisconsin, two in Washington, one in Texas, one in California, one in Arizona, and one in Nevada. Other assets and liabilities were also acquired in this acquisition, which are not described immediately above; refer to the disclosure within this footnote to the financial statements further above for additional information.